Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of financial information of the Consolidated VIEs and their subsidiaries

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	25,825	10,621
Investments in equity method investees and equity securities and other investments	35,228	37,117
Accounts receivable and contract assets, net of allowance	16,884	18,408
Amounts due from non-VIE subsidiaries of the Company	36,405	53,792
Property and equipment, net and intangible assets, net	11,927	19,911
Others	33,276	40,429
Total assets	159,545	180,278

Amounts due to non-VIE subsidiaries of the Company	99,404	113,332
Accrued expenses, accounts payable and other liabilities	45,634	50,521
Deferred revenue and customer advances	15,586	19,126
Total liabilities	160,624	182,979

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Revenue (i)	112,270	117,686	137,708
Net income (loss)	2,442	(3,193)	(850)
Net cash provided by (used in) operating activities	4,378	12,053	(992)
Net cash used in investing activities	(2,044)	(11,772)	(33,847)
Net cash provided by financing activities	1,386	5,626	25,933

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 10 years
Non-compete agreements	over the contracted term of up to 10 years